Document and Entity Information	Jul. 08, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001601830
Document Type	8-K
Document Period End Date	Jul. 08, 2025
Entity Registrant Name	RECURSION PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40323
Entity Tax Identification Number	46-4099738
Entity Address, Address Line One	41 S Rio Grande Street
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	(385)
Local Phone Number	269 - 0203
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00001 per share
Trading Symbol	RXRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false